CERT NYS
File# 1-36691

15005733

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAR 2 0 2015
Washington, DC 20549

March 20, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration €1,000,000,000 1.8% Senior Notes Due 2027 of The Priceline Group Inc. under the Exchange Act of 1934.

Sincerely,